TAXES ON INCOME (Details 2) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income as reported in the statements of operations		$ 125,440	$ 79,710	$ (17,819)
Statutory tax rate in Israel for years ended December 31, 2016 and 2015, and weighted average income tax rate for the year ended December 31, 2014	[1]	25.00%	26.50%	26.40%
Theoretical tax benefit (taxes on income)		$ (31,360)	$ (21,123)	$ 4,704
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		(92)	7	3,665
Reduced tax rate on income derived from "Preferred enterprise" and "Benefited Enterprise" plans		20,043	14,920	(6,734)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		(484)	(719)	(536)
Excess tax benefit related to share-based compensation		579
Non-deductible expenses and other permanent differences, mainly share based compensation expenses		(5,698)	(4,210)	(7,512)
Decrease (increase) in uncertain tax position, net		174	(629)	(5,612)
Other		(232)	494	(240)
Taxes on income as reported in the statements of operations		$ (17,070)	$ (11,260)	$ (12,265)
Per share amounts of the benefit resulting from "Preferred enterprise" and "Benefited Enterprise" plans:
Basic		$ 0.09	$ 0.07	$ (0.06)
Diluted		$ 0.08	$ 0.06	$ (0.06)

[1]	The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income amounts in The Netherlands and Israel multiplied by that jurisdiction's applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for The Netherlands.